Accumulated Other Comprehensive Income (Loss)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income
Changes in Accumulated Other Comprehensive Income were as follows (in thousands):

	Three Months Ended			Three Months Ended
	September 30, 2013			September 30, 2012
	Foreign Currency Translation	Unrealized (Loss) Gain on Cash Flow Hedges	Accumulated Other Comprehensive Income (Loss)	Foreign Currency Translation	Unrealized (Loss) Gain on Cash Flow Hedges	Accumulated Other Comprehensive Income (Loss)
Beginning balance	$(11,334)	$(6,730)	$(18,064)	$265	$(9,881)	$(9,616)
Pretax income (loss)	28,514	(15,315)	13,199	10,182	(3,557)	6,625
Income tax effect	—	5,647	5,647	—	1,259	1,259
Reclassification of unrealized loss	—	15,956	15,956	—	1,641	1,641
Reclassification of deferred income taxes	—	(5,849)	(5,849)	—	(585)	(585)
Hedge ineffectiveness	—	293	293	—	—	—
Income tax effect	—	(107)	(107)	—	—	—
Ending balance	$17,180	$(6,105)	$11,075	$10,447	$(11,123)	$(676)

	Nine Months Ended			Nine Months Ended
	September 30, 2013			September 30, 2012
	Foreign Currency Translation	Unrealized (Loss) Gain on Cash Flow Hedges	Accumulated Other Comprehensive Income (Loss)	Foreign Currency Translation	Unrealized (Loss) Gain on Cash Flow Hedges	Accumulated Other Comprehensive Income (Loss)
Beginning balance	$10,850	$(10,091)	$759	$(2,071)	$(6,890)	$(8,961)
Pretax income (loss)	6,330	(14,170)	(7,840)	12,518	(11,266)	1,252
Income tax effect	—	5,305	5,305	—	3,981	3,981
Reclassification of unrealized loss	—	19,771	19,771	—	4,753	4,753
Reclassification of deferred income taxes	—	(7,211)	(7,211)	—	(1,701)	(1,701)
Hedge ineffectiveness	—	460	460	—	—	—
Income tax effect	—	(169)	(169)	—	—	—
Ending balance	$17,180	$(6,105)	$11,075	$10,447	$(11,123)	$(676)

Unrealized losses on our foreign currency forward contracts totaling $14.4 million and $15.1 million were reclassified to other expense in our Unaudited Consolidated Condensed Statements of Income during the three and nine months ended September 30, 2013, respectively. These losses offset the remeasurement of certain of our intercompany balances as discussed in Note 5, "Derivative Instruments and Hedging Activities." The remaining reclassification of unrealized losses related to our interest rate swap contracts and was recorded to interest expense in our Unaudited Consolidated Condensed Statements of Income during the three and nine months ended September 30, 2013 and 2012. The deferred income taxes related to our cash flow hedges were reclassified from Accumulated Other Comprehensive Income to income tax expense during the three and nine months ended September 30, 2013 and 2012.

Accumulated Other Comprehensive Income (Loss)
The components of Accumulated Other Comprehensive Income (Loss) are as follows (in thousands):

	Foreign Currency Translation	Unrealized (Loss) Gain on Interest Rate Swaps	Unrealized Gain (Loss) on Pension Plan	Accumulated Other Comprehensive (Loss) Income
Balance at January 1, 2010	$(876)	$(6,536)	$15	$(7,397)
Pretax income	3,078	3,230	—	6,308
Income tax expense	—	(1,054)	—	(1,054)
Reversal of unrealized (gain) loss	—	10,377	(15)	10,362
Reversal of deferred income taxes	—	(3,841)	—	(3,841)
Balance at December 31, 2010	$2,202	$2,176	$—	$4,378
Pretax loss	(4,273)	(19,391)	—	(23,664)
Income tax benefit	—	6,847	—	6,847
Reversal of unrealized loss	—	5,641	—	5,641
Reversal of deferred income taxes	—	(2,019)	—	(2,019)
Hedge ineffectiveness	—	(225)	—	(225)
Income tax benefit	—	81	—	81
Balance at December 31, 2011	$(2,071)	$(6,890)	$—	$(8,961)
Pretax income (loss)	12,921	(11,313)	—	1,608
Income tax benefit	—	3,962	—	3,962
Reversal of unrealized loss	—	6,439	—	6,439
Reversal of deferred income taxes	—	(2,289)	—	(2,289)
Balance at December 31, 2012	$10,850	$(10,091)	$—	$759